Partnership Equity and Distributions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended						12 Months Ended				0 Months Ended		0 Months Ended	1 Months Ended						1 Months Ended				1 Months Ended	12 Months Ended						12 Months Ended
	Mar. 14, 2013	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2013 Distribution Stage First [Member]	Dec. 31, 2013 Distribution Stage Second [Member]	Dec. 31, 2013 Distribution Stage Third [Member]	Dec. 31, 2013 Distribution Stage Thereafter [Member]	Nov. 27, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2013 Senior Notes, 2.50% Due 2017 [Member]	Mar. 28, 2013 Eagle Ford System [Member]	Mar. 31, 2013 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Mar. 31, 2014 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member]	Mar. 14, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Jul. 31, 2012 Mont Belvieu Fractionators [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 13, 2012 Southeast Texas [Member]	Feb. 29, 2012 Southeast Texas [Member]	Jan. 31, 2012 East Texas System [Member]	Dec. 31, 2013 General Partner [Member]	Dec. 31, 2013 2011 Equity Distribution Agreement [Member]	Dec. 31, 2011 2011 Equity Distribution Agreement [Member]	Aug. 31, 2013 Limited Partners [Member]	Mar. 31, 2013 Limited Partners [Member]	Dec. 31, 2012 Limited Partners [Member] Eagle Ford System [Member]	Dec. 31, 2013 2013 Equity Distribution Agreement [Member]	Jun. 30, 2013 2013 Equity Distribution Agreement [Member]
Partnership Equity And Distribution [Line Items]
Common units issued			89,045,139	61,346,058	5,148,500	30,701	3,596,636	8,399																				1,408,547		9,000,000	12,650,000		1,839,430
Proceeds from issuance of common stock																												$ 67					$ 87
Offering costs																												2					1
Maximum aggregate offering amount																													150				212
Price per common unit					$ 47.42		$ 40.55																							$ 50.04	$ 40.63
Net proceeds					234		140																							434	494
Offer value of common stock remaining available for sale																																		300
Consideration financed through issuance of common units															2,789,739	2,789,739	1,912,663					1,536,098	1,000,417			727,520
Ownership interest acquired															46.67%	46.67%	33.33%	20.00%	46.67%	46.67%	33.33%		66.67%	66.67%	33.33%	49.90%						33.33%
Units sold in private placement		4,989,802
Units Sold Under private placement price per unit		$ 35.55
Proceeds from issuance of private placement		$ 174
Senior notes interest rate percentage	3.875%												2.50%	2.50%
Term of outstanding debt	10 years												5 years
Partnership deadline for distributions (in days)			45 days
General partner ownership interest																											1.00%
Limited partner ownership interest																											1.00%
Distribution unitholders and general partner per unit									$ 0.4025	$ 0.4375	$ 0.525
Minimum distribution level percentage										13.00%	23.00%	48.00%